Registration Nos. 033-10992/811-4998

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N -1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                          /X/

  Post -Effective Amendment No. 26                                                               /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

  Amendment No. 30                                                                           /X/

T. ROWE PRICE SPECTRUM FUND, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

410 -345 -2000

Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

Approximate Date of Proposed Public Offering May 1, 2011

            It is proposed that this filing will become effective (check appropriate box):

/ /        Immediately upon filing pursuant to paragraph (b)

/X /       On May 1 , 2011 pursuant to paragraph (b)

/ /        60 days after filing pursuant to paragraph (a)(1)

/ /        On (date) pursuant to paragraph (a)(1)

/ /        75 days after filing pursuant to paragraph (a)(2)

/ /        On (date) pursuant to paragraph (a)(2) of Rule 485

            If appropriate, check the following box:

/ /       This post -effective amendment designates a new effective date for a previously filed post -effective amendment.

T. Rowe Price Spectrum Fund, Inc. Prospectus

Spectrum Growth Fund

Spectrum Income Fund

Spectrum International Fund

T. Rowe Price Statement of Additional Information

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1)      Amended Articles of Incorporation of Registrant, dated July 24, 1987, as amended October 16, 1987 (electronically filed with Amendment No. 11 dated April 14, 1994)

(a)(2)      Articles of Amendment of Registrant, dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)

(a)(3)      Articles Supplementary of Registrant, dated July 7, 1993 (electronically filed with Amendment No. 11 dated April 14, 1994)

(a)(4)      Articles Supplementary of Registrant, dated November 12, 1996 (electronically filed with Amendment No. 14 dated November 15, 1996)

(a)(5)      Articles Supplementary dated February 10, 2010 (electronically filed with Amendment No. 25 dated April 29, 2010)

(b)           By-Laws of Registrant, as amended July 21, 1999, February 5, 2003, April 21, 2004, February 8, 2005, and July 22, 2008 (electronically filed with Amendment No. 28 dated April 28, 2009)

(c)           See Article FIFTH, Capital Stock, paragraphs (B)-(E) of the Articles of Amendment, (electronically filed with Amendment No . 11); Article II, Shareholders, in its entirety and Article VIII, Capital Stock, in its entirety, of the By-Laws

(d)(1)      Investment Management Agreement between the Registrant on behalf of the Spectrum Income Fund and T. Rowe Price Associates, Inc., dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)

(d)(2)      Investment Management Agreement between the Registrant on behalf of the Spectrum Growth Fund and T. Rowe Price Associates, Inc., dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)

(d)(3)      Investment Management Agreement between the Registrant on behalf of the Spectrum International Fund and Rowe Price-Fleming International, Inc., dated November 12, 1996 (electronically filed with Amendment No. 14 dated November 15, 1996)

(d)(4)      Restated Investment Management Agreement between the Registrant on behalf of the Spectrum International Fund dated December 31, 2010

(e)           Underwriting Agreement between the Registrant and T . Rowe Price Investment Services, Inc., dated June 12, 1990 (electronically filed with Amendment No. 11 dated April 14, 1994)

(f)            Inapplicable

(g)           Custody Agreements

(g)(1)      Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009 , February 10, 2010, April 29, 2010, July 6, 2010, and July 21, 2010

(h)           Other Agreements

(h)(1)      Transfer Agency and Service Agreement between T . Rowe Price Services, Inc. and T . Rowe Price Funds, dated January 1,

2011

(h)(2)      Agreement between T . Rowe Price Associates, Inc. and T . Rowe Price Funds for Fund Accounting Services, dated January 1,

2011

(h)(3)      Agreement between T . Rowe Price Retirement Plan Services, Inc. and the T . Rowe Price Funds, dated January 1,

2011

((h)(4)     Special Servicing Agreement between T . Rowe Price Funds, T . Rowe Price Services, Inc., and Spectrum International, dated January 1, 2002, as amended February 8, 2005, April 24, 2007, and May 1, 2008 (electronically filed with Amendment No . 27 dated April 25, 2008)

(h)(5)      Special Servicing Agreement between T . Rowe Price Funds, T . Rowe Price Services, Inc., and Spectrum Growth and Income, dated January 1, 2002, as amended September 1, 2003, April 21, 2004, July 19, 2006, and August 15, 2008 (electronically filed with Amendment No. 28 dated April 28, 2009)

(i)            Inapplicable

(j)            Other Opinions

(j)(1)       Consent of Independent Registered Public Accounting Firm

(j)(2)       Opinion of Counsel

(j)(3)       Power of Attorney

(j)(4)       Certificate of Vice President pursuant to Rule 306 of Regulation S-T

(k)           Inapplicable

(l)            Inapplicable

(m)          Inapplicable

(n)           Inapplicable

(p)           Code of Ethics and Conduct, dated June 15, 2010

Item 29. Persons Controlled by or Under Common Control With Registrant

None

Item 30. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T . Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates as listed in Item 31 of this Registration Statement and all other investment companies in the T . Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d -1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance:  The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)           there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)           in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

          (i)              the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

          (ii)             an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)           the Indemnitee provides a security for his undertaking; or

(b)           the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)           there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

          (i)              a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

          (ii)             an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Manager

T . Rowe Price Group, Inc. (“ T. Rowe Price Group”) owns 100% of the stock of T . Rowe Price Associates, Inc. T. Rowe Price Group is a Maryland corporation and was formed in 2000 as a holding company for the T . Rowe Price affiliated companies.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company  as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission ( “SEC” ) as an investment adviser under the Investment Advisers Act of 1940.

T . Rowe Price Savings Bank (“Savings Bank”), a wholly owned subsidiary of Price Associates, was organized in Maryland in 2000 as a federally chartered savings bank. The Savings Bank provides federally insured bank products to a national customer base.

T . Rowe Price International, Inc. (“T RPI” ) was incorporated in Maryland in 1979 and provided investment management services with respect to foreign securities for registered investment companies and other institutional investors. T RPI was formerly registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and was also registered or licensed with the United Kingdom Financial Services Authority (“FSA”) , the Monetary Authority of Singapore (“MAS”), and the Securities and Futures Commission of Hong Kong (“SFC”). TRPI was merged into Price Associates in 2010.

T . Rowe Price International Ltd, a wholly owned subsidiary of Price Associates, was organized in 2000 as a United Kingdom corporation. In 2010, the corporation changed its name from T. Rowe Price Global Investment Services Limited to T. Rowe Price International Ltd ( “T. Rowe Price International” ). T. Rowe Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also registered or licensed with the FSA, the Kanto Local Finance Bureau , and the Financial Services Agency of Japan. T. Rowe Price International sponsors and serves as adviser to foreign collective investment schemes and is responsible for marketing and client servicing for non-U.S. clients. T. Rowe Price International provides investment management services to registered investment companies and other institutional investors, and may delegate investment management responsibilities to Price Associates , T. Rowe Price Hong Kong Limited, and/or T . Rowe Price Singapore Private Ltd. T. Rowe Price International also acts as sponsor, investment manager, and primary distributor of the TRP Funds SICAV. T. Rowe Price International is headquartered in London and has several other branch offices around the world.

T . Rowe Price Hong Kong Limited ( “Price Hong Kong” ), a wholly owned subsidiary of T. Rowe Price International, was organized as a Hong Kong limited company in 2010.  Price Hong Kong is licensed with the SFC and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.  Price Hong Kong serves as a subadviser to registered investment companies and other commingled products for which T. Rowe Price International serves as adviser, and provides investment management services for other clients who seek to primarily invest in the Asia-Pacific securities markets.

T. Rowe Price Singapore Private Ltd. ( “Price Singapore” ), a wholly owned subsidiary of T. Rowe Price International, was organized as a Singapore limited private company in 2010. Price Singapore holds a Capital Markets Service License in Fund Management with the MAS and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.  Price Singapore serves as a subadviser to registered investment companies, and may provide investment management services for institutional clients and certain commingled products for which T. Rowe Price International serves as adviser.

T. Rowe Price Global Asset Management Limited (“Global Asset Management”), was a U.K. corporation , and was formerly licensed with the FSA and registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.  Global Asset Management was

dissolved and liquidated in 2010.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor for any proprietary variable annuity products and section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

T . Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds, and also provides accounting services to certain affiliates of Price Associates.

T . Rowe Price Retirement Plan Services, Inc. (“RPS”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

T . Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland -chartered limited-service trust company for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and nonqualified employee benefit plans, individual retirement accounts, and common trust funds.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a U.K.-based corporate finance advisory firm.

T . Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T . Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

T . Rowe Price (Canada), Inc. (“TRP Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988  and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. TRP Canada is also registered with the Ontario , Manitoba, British Columbia, Alberta, Nova Scotia, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, and the Autorité des Marchés Financiers in Quebec. TRP Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to Price Associates, T . Rowe Price International, Price Hong Kong, and/or Price Singapore.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills , Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Finance, Inc . ( “TRP Finance” ) was incorporated in Delaware in 1990 to manage certain passive corporate investments and other intangible assets. TRP Finance was merged into Price Associates in 2009.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T . Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

T . Rowe Price (Luxembourg) Management SARL is a Luxembourg company, incorporated on April 5, 1990 (and purchased by T . Rowe Price Group on May 23, 2003). The Company acts as the sponsor of certain Luxembourg FCPs, and is charged with the administration and management of the funds. The Company outsources all functions associated with such administration and management.

Directors of T . Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

James T. Brady, Director of T. Rowe Price Group . Mr. Brady is the Mid-Atlantic Managing Director of Ballantrae International, Ltd., a management consulting firm. He currently serves on the Board of Directors of Nexcen Brands, Inc., an owner, manager, and developer of intellectual property; Constellation Energy Group, a diversified energy company; and McCormick & Company, Inc., a manufacturer, marketer, and distributor of spices and seasonings. Mr. Brady’s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

J. Alfred Broaddus, Jr., Director of T. Rowe Price Group . Mr . Broaddus is a former president of the Federal Reserve Bank of Richmond and is a member of the American Economic Association and the National Association of Business Economists. He also serves on the board of directors of Owens & Minor, Inc., a medical/surgical supplies distributor; Albemarle Corporation, a specialty chemicals producer; and Markel Corporation, a specialty insurer. Mr . Broaddus’ address is 4114 Hanover Avenue, Richmond, Virginia 23221.

Donald B. Hebb, Jr., Director of T . Rowe Price Group . Mr . Hebb is the chairman of , and from 1990-2007 was the managing general partner of, ABS Capital Partners. Mr . Hebb’s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Robert MacLellan, Director of T. Rowe Price Group. Mr. MacLellan is non-executive chairman of Northleaf Capital Partners. Mr. MacLellan’s address is 79 Wellington Street West, Toronto, ON M5K 1N9. He also serves on the boards of directors of Ace Aviation Holdings Inc. and Maple Leaf Sports Entertainment.

Dr. Alfred Sommer, Director of T. Rowe Price Group . Dr. Sommer served as dean of the Johns Hopkins Bloomberg School of Public Health from 1990 to 2005. He continues to serve as Dean Emeritus and professor of ophthalmology, epidemiology, and international health at this institution; Director of BD, Inc., a medical technology company; Chairman of the Micronutrient Forum; Director of the Lasker Foundation; and senior medical advisor for Helen Keller International. Dr . Sommer’s address is 615 N . Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group . From 1998-2009, Mr. Taylor was president of COPT Development and Construction, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust . He is a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, Capitol College, and Lincoln University. Mr . Taylor’s address is 22 Stone Gate Court , Pikesville, Maryland 21208.

Anne Marie Whittemore, Director of T . Rowe Price Group . Ms . Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Ms. Whittemore’s address is One James Center, Richmond, Virginia 23219.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds (Price Associates, Price Hong Kong, Price International, and Price Singapore):

Name	Company Name	Position Held With Company
Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President
	T. Rowe Price International Ltd	Director President – International Equity
	T. Rowe Price (Luxembourg) Management SARL	Director
	T. Rowe Price Singapore Private Ltd.	Director Vice President
Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President
	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Director President
	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President
	T. Rowe Price Insurance Agency, Inc.	Director President
	T. Rowe Price International Ltd	Chief Executive Officer Chairman of the Board Director
	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President
	T. Rowe Price (Luxembourg) Management SARL	Director
	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director
	T. Rowe Price Savings Bank	Chairman of the Board Director
	T. Rowe Price Services, Inc.	Chairman of the Board Director
	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President
Jeremy M. Fisher	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President
	T. Rowe Price International Ltd	Chief Compliance Officer Vice President
	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer Vice President
John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
Ian D. Kelson	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	President – International Fixed Income
James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President
	T. Rowe Price Group, Inc.	Chief Executive Officer Director President
	T. Rowe Price International Ltd	Director Vice President
Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer
	TRP Colorado Springs, LLC	President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer
	TRP Office Florida, LLC	President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President
Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President
	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President
	T. Rowe Price Trust Company	Vice President
R. Todd Ruppert	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe International Ltd	Director President – International Investment Services
	T. Rowe Price Investment Services, Inc.	Vice President
	T. Rowe Price (Luxembourg) Management SARL	Director
	T. Rowe Price Retirement Plan Services, Inc.	Vice President
	T. Rowe Price Trust Company	Vice President
	TRPH Corporation	Director President
William W. Strickland, Jr.	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President
William J. Stromberg	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Vice President
Christine To	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President
Keswaral Visuvalingam	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price Singapore Private Ltd.	Chief Executive Officer Director Vice President

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Item 32. Principal Underwriters

(a)           The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T . Rowe Price family of mutual funds, including the following investment companies:

T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price California Tax-Free Income Trust
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc.
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Global Real Estate Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price GNMA Fund
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Index Trust, Inc.
T. Rowe Price Inflation Focused Bond Fund, Inc.
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional International Funds, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Index Fund, Inc.
T. Rowe Price International Series, Inc.
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price New America Growth Fund
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Prime Reserve Fund, Inc.
T. Rowe Price Real Assets Fund, Inc.
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.
T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Spectrum Fund, Inc.
T. Rowe Price State Tax-Free Income Trust
T. Rowe Price Strategic Income Fund, Inc.
T. Rowe Price Summit Funds, Inc.
T. Rowe Price Summit Municipal Funds, Inc.
T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Exempt Money Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price U.S. Bond Index Fund, Inc.
T. Rowe Price U.S. Large-Cap Core Fund, Inc.
T. Rowe Price U.S. Treasury Funds, Inc.
T. Rowe Price Value Fund, Inc.

Investment Services is a wholly owned subsidiary of T . Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)           The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Edward C. Bernard	Chairman of the Board, Director, and President	Chairman of the Board
Todd M. Cleary	Director and Vice President	None
David Oestreicher	Director and Vice President	Vice President
Wayne D. O’Melia	Director and Vice President	None
Sarah McCafferty	Compliance Officer and Vice President	None
Lorraine J. Andrews	Vice President	None
Jerrold Appelbaum	Vice President	None
Steven J. Banks	Vice President	None
Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Martin P. Brown	Vice President	None
Margo B. Bryant	Vice President	None
Sheila P. Callahan	Vice President	None
Meredith C. Callanan	Vice President	None
Christopher J. Carroll	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Dominick A. Cipolla	Vice President	None
Jerome A. Clark	Vice President	None

Joseph A. Crumbling	Vice President	None
Peter A. DeLibro	Vice President	None
Lauren D. DeLuca	Vice President	None

LeSales S. Dunworth	Vice President	None
David J. Eikenberg	Vice President	None
Dennis J. Elliott	Vice President	None
James P. Erceg	Vice President	None
Christine S. Fahlund	Vice President	None
Amy M. Frederick	Vice President	None

Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	Chief Compliance Officer
Jason L. Gounaris	Vice President	None
Leah B. Greenstein	Vice President	None
Brian L. Habas	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None

Keller L. Hoak	Vice President	None
Christopher J. Hufman	Vice President	None
Karen J. Igler	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
Jonathan Keeler	Vice President	None
Brent F. Korte	Vice President	None
Andrew V. Kyle	Vice President	None
Steven A. Larson	Vice President	None
Gina M. Lea	Vice President	None
Jodi Ann Lopiano	Vice President	None
Kimberly W. Madore	Vice President	None
Ryan D. Matherly	Vice President	None
Elizabeth M. Mealey	Vice President	None
Mark J. Mitchell	Vice President	None
Thomas R. Morelli	Vice President	None
Dana P. Morgan	Vice President	None
Paul Musante	Vice President	None
Steven E. Norwitz	Vice President	None
Edmund M. Notzon III	Vice President	President
Barbara A. O’Connor	Vice President	None
Michele Pacitto	Vice President	None
Kristine A. Paden	Vice President	None
Glenn A. Pendleton	Vice President	None
David B. Petty	Vice President	None
Fran M. Pollack-Matz	Vice President	None
Brian R. Poole	Vice President	None
Naomi S. Proshan	Vice President	None
Kenna E. Quereau	Vice President	None
Seamus A. Ray	Vice President	None
Michael D. Regulski	Vice President	None
Jennifer L. Richardson	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
Stuart L. Ritter	Vice President	None
R. Todd Ruppert	Vice President	None
Ann R. Schultz	Vice President	None
Kristin E. Seeberger	Vice President	None
Deborah D. Seidel	Vice President	Vice President
John W. Seufert	Vice President	None
Kevin C. Shea	Vice President	None
Scott L. Sherman	Vice President	None
Thomas L. Siedell	Vice President	None
Donna B. Singer	Vice President	None
Carole Hofmeister Smith	Vice President	None
Craig J. St. Thomas	Vice President	None
Sandra L. Stinson	Vice President	None
John A. Stranovsky	Vice President	None
Scott Such	Vice President	None
John M. Townsend	Vice President	None
Jerome Tuccille	Vice President	None
Eric P. Wagner	Vice President	None
Judith B. Ward	Vice President	None
Regina M. Watson	Vice President	None
William R. Weker, Jr.	Vice President	None
Lois A. Welsh	Vice President	None
Teresa F. Whitaker	Vice President	None
Natalie C. Widdowson	Vice President	None
Barrett Wragg	Vice President	None
James Zurad	Vice President	None
Timothy S. Dignan	Treasurer and Vice President	None
Barbara A. Van Horn	Secretary	None

Kristen L. Alliger	Assistant Vice President	None
Bhavini V. Amin	Assistant Vice President	None
Megan A. Anderson	Assistant Vice President	None
Megan L. Anderson	Assistant Vice President	None
Cheryl L. Armitage	Assistant Vice President	None

Benjamin S. Ballard	Assistant Vice President	None
Carl P. Beernink	Assistant Vice President	None
Cheri M. Belski	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Jennifer K. Blair	Assistant Vice President	None
Timothy P. Boia	Assistant Vice President	None
Thomas J. Bonner	Assistant Vice President	None
David C. Burbank	Assistant Vice President	None
Christopher J. Cappucci	Assistant Vice President	None
Danielle M. Chaisson	Assistant Vice President	None
Cynthia M. Ciangio	Assistant Vice President	None
Basil Clarke	Assistant Vice President	None
Michael R. Cotter	Assistant Vice President	None
Colleen S. Councell	Assistant Vice President	None
Kellie L. Cummings	Assistant Vice President	None
Susan M. D’Angelo	Assistant Vice President	None
Terrence L. Davis	Assistant Vice President	None
Daniel S. Dier	Assistant Vice President	None
Heather S. Dondis	Assistant Vice President	None
William P. Duffy	Assistant Vice President	None
Jean M. Dunn	Assistant Vice President	None
Cheryl L. Emory	Assistant Vice President	None
Richard A. Fernandez	Assistant Vice President	None
Andrew Fluet	Assistant Vice President	None

Dixie M. Frank	Assistant Vice President	None
Michael R. Gaucher	Assistant Vice President	None
Katherine M. Gavin	Assistant Vice President	None
David M. Gonzalez	Assistant Vice President	None

Alan P. Graff	Assistant Vice President	None

Stephen Y. Greene	Assistant Vice President	None
Seth Gusman	Assistant Vice President	None
Zane M. Hall	Assistant Vice President	None
Nicole L. Harper	Assistant Vice President	None
H. Merrill Harrison	Assistant Vice President	None
Philip E. Hauser	Assistant Vice President	None
Stacy L. Hedeman	Assistant Vice President	None
Steven L. Heilbronner	Assistant Vice President	None
Charles J. Heinzer	Assistant Vice President	None
Shawn M. Isaacson	Assistant Vice President	None
Andrew G. Jacobs Van Merlen	Assistant Vice President	None
Daniel M. Jarrett	Assistant Vice President	None
Christopher D. Johnson	Assistant Vice President	None

David Kepner	Assistant Vice President	None
Anne Kim	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Jeffrey A. Krawczak	Assistant Vice President	None
Michael J. Kubik	Assistant Vice President	None

Douglas C. Lambert	Assistant Vice President	None
Mary Beth Lange	Assistant Vice President	None
Paula V. Lattanzi	Assistant Vice President	None
Patricia B. Lippert	Assistant Vice President	Secretary
Mary Heather Roosevelt Long	Assistant Vice President	None
Jane E. Maccubbin	Assistant Vice President	None
Edward M. Martin	Assistant Vice President	None
Keith McGurrin	Assistant Vice President	None
William Charlton Montague	Assistant Vice President	None
Amy B. Murphy	Assistant Vice President	None
Timothy C. Murray	Assistant Vice President	None
Mary J. Namian	Assistant Vice President	None
James C. Neubauer	Assistant Vice President	None
Dave J. Notarangelo	Assistant Vice President	None
Dennis J. O’Connell	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None
Beth C. Plotkins	Assistant Vice President	None

Ann M. Powers	Assistant Vice President	None
Valdra C. Pufpaff	Assistant Vice President	None
Todd R. Rassofsky	Assistant Vice President	None
Shawn D. Reagan	Assistant Vice President	None
Diana N. Reck	Assistant Vice President	None
Sean P. Rentch	Assistant Vice President	None
Bart A. Riccardi	Assistant Vice President	None
Jordan A. Rosner	Assistant Vice President	None

Brooke A. Sank	Assistant Vice President	None
Christie C. Savio	Assistant Vice President	None
Jason M. Scarborough	Assistant Vice President	None
Mark A. Scarborough	Assistant Vice President	None
Natalie C. Seal	Assistant Vice President	None
Rania B. Selfani	Assistant Vice President	None
Jae M. Shin	Assistant Vice President	None
George S. Shirk III	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None
Ian M. Smith	Assistant Vice President	None

Brian Sullam	Assistant Vice President	None
Christopher J. Temple	Assistant Vice President	None
Kerrie Bailey Vance	Assistant Vice President	None
Brent W. Warner	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None

Beverly Wisbar	Assistant Vice President	None

Lea B. Wray	Assistant Vice President	None
Joan E. Flister	Assistant Secretary	None

(c)           Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T . Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant’s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 34. Management Services

Registrant is not a party to any management -related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 35. Undertakings

(a)           Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 29, 2011.

              T.  ROWE PRICE SPECTRUM FUND, INC.

               /s/Edward C. Bernard

By:          Edward C. Bernard

               Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	April 29, 2011
Edward C. Bernard	(Chief Executive Officer)

/s/Gregory K. Hinkle	Treasurer (Chief	April 29, 2011
Gregory K. Hinkle	Financial Officer)

*	Director	April 29, 2011
William R. Brody

*	Director	April 29, 2011
Jeremiah E. Casey

*	Director	April 29, 2011
Anthony W. Deering

*	Director	April 29, 2011
Donald W. Dick, Jr.

*	Director	April 29, 2011
Karen N. Horn

*	Director	April 29, 2011
Theo C. Rodgers

/s/Brian C. Rogers	Director and Vice President	April 29, 2011
Brian C. Rogers

*	Director	April 29, 2011
John G. Schreiber

*	Director	April 29, 2011
Mark. R. Tercek

*/s/David Oestreicher	Vice President and	April 29, 2011
David Oestreicher	Attorney-In-Fact